Subsequent Events - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2021 USD ($) $ / shares shares	Nov. 30, 2020 shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2021 shares
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value							$ 956
Business acquisition, transaction costs	$ 36,300
Sale of stock, number of shares issued in transaction | shares		1,300,000
Stockholders' equity note, stock split, exchange ratio	4.1193
Gain (loss) on extinguishment of debt							$ (955)	$ (55)
Two Thousand And Nineteen Term Loan [Member]
Subsequent Event [Line Items]
Repayments of lines of credit						$ 3,000
Line of credit facility, annual principal payment						2,400
Two Thousand And Eighteen Term Loan [Member]
Subsequent Event [Line Items]
Repayments of lines of credit						5,600
Line of credit facility, annual principal payment						500
Payment for debt extinguishment						100
Gain (loss) on extinguishment of debt						100
Two Thousand And Twenty Term Loan [Member]
Subsequent Event [Line Items]
Line of credit facility, annual principal payment						$ 2,000
Gain (loss) on extinguishment of debt					$ 100
First Tranche Share Price [Member]
Subsequent Event [Line Items]
Share price | $ / shares	$ 13.00
Second Tranche Share Price [Member]
Subsequent Event [Line Items]
Share price | $ / shares	15.50
Third Tranche Share Price [Member]
Subsequent Event [Line Items]
Share price | $ / shares	18.00
Four Tranche Share Price [Member]
Subsequent Event [Line Items]
Share price | $ / shares	20.50
Fifth Tranche Share Price [Member]
Subsequent Event [Line Items]
Share price | $ / shares	23.00
Six Tranche Share Price [Member]
Subsequent Event [Line Items]
Share price | $ / shares	$ 25.50
Earn-out Shares
Subsequent Event [Line Items]
Number of consecutive trading days for determining share price	10 days
Number of trading days for determining share price	30 days
Matterport, Inc. [Member]
Subsequent Event [Line Items]
Business acquisition, transaction costs	$ 10,000
Gores [Member]
Subsequent Event [Line Items]
Proceeds from issuance or sale of equity	640,100
Proceeds from issuance initial public offering	345,100
Proceeds from issuance of private placement	295,000
Business acquisition, transaction costs	$ 26,300
Gores Class A Common Stock [Member] | Gores [Member]
Subsequent Event [Line Items]
Business acquisition, share price | $ / shares	$ 10.00
Stock redeemed or called during period, value				$ 900
Series D Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares, issued | shares	52,236
Matterport Class A Common Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares issued upon conversion | shares	126,460,926
Matterport Warrants [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights | shares	1,038,444
Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction | shares				218,875,000
Sale of stock, price per share | $ / shares	$ 0.0001
Common Class A [Member] | Earn-out Shares
Subsequent Event [Line Items]
Stock issued during period, shares, new issues | shares	23,460,000
Shares, outstanding | shares	3,910,000
Restricted Stock Units (RSUs) [Member] | Two Thousand Eleven Stock Plan [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by sharebased payment award, number of shares available for grant | shares									1,353,200
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value			$ 8,200